SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION

4. SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION

Inventories

	March 31, 2014	December 31, 2013
Raw materials	$90,755	$72,170
Work in process	128,270	124,049
Finished goods	191,751	175,968

	$410,776	$372,187

Equity Method Investments

The Company utilizes the equity method of accounting for investments in entities where it does not have control but has the ability to exercise significant influence. The Company owns 2.2 million shares of Hydrogenics Corporation (Hydrogenics), a publicly traded company that supplies hydrogen generators and hydrogen-based power modules and fuel cells for various uses. As of March 31, 2014 and December 31, 2013, the Company’s ownership interest was 24.3% and 24.9%, respectively, and the carrying value of the investment was $2.5 million and $3.1 million, respectively. Equity method investments are recorded in other noncurrent assets on the Condensed Consolidated Balance Sheet.

The Company’s share of earnings and losses as well as any impairment of its equity method investments are recorded in other expense, net on the Condensed Consolidated Statement of Operations and Comprehensive Income. The Company’s share of losses in its equity method investments was $0.6 million and $0.9 million for the three months ended March 31, 2014 and 2013, respectively. For the three months ended March 31, 2013, the Company also recorded an impairment charge of $0.8 million related to one of its equity method investments.

Other Accrued Liabilities

	March 31, 2014	December 31, 2013
Compensation and employee benefit liabilities	$70,675	$124,893
Deferred revenue	28,138	21,498
Product warranty accrual	22,938	24,838
Accrued interest	33,993	47,366
Restructuring reserve	13,726	18,572
Other	102,720	95,113

	$272,190	$332,280

Accumulated Other Comprehensive Loss

The following table presents changes in accumulated other comprehensive income (AOCI), net of tax, and accumulated other comprehensive loss (AOCL), net of tax:

	Three Months Ended March 31,
	2014	2013
Foreign currency gain (loss)
AOCL balance, beginning of period	$(29,072)	$(24,224)
Other comprehensive income (loss)	1,727	(5,931)
Amounts reclassified from AOCL	(100)	—

AOCL balance, end of period	$(27,445)	$(30,155)

Defined benefit plans
AOCI balance, beginning of period	$2,796	$7,578
Amounts reclassified from AOCI	(1,551)	(1,357)

AOCI balance, end of period	$1,245	$6,221

Net AOCL, end of period	$(26,200)	$(23,934)

Defined benefit plan amounts reclassified from accumulated other comprehensive loss are included in the computation of net periodic benefit income and are primarily recorded in cost of sales and selling, general and administrative expenses in the Condensed Consolidated Statements of Operations and Comprehensive Income.

Cash Flow Information

	Three Months Ended
	March 31,
	2014	2013
Cash paid during the period for:
Income taxes, net of refunds	$15,595	$17,263
Interest	$52,341	$76,664
Noncash financing activities:
Acquisition of treasury stock resulting from stock option exercises	$—	$62

5.	SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION

Allowance for Doubtful Accounts

Period	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions (1)	Balance at End of Period
January 1 – January 14, 2011 (Predecessor)	$11,372	$(53)	$167	$11,152
January 15 – December 31, 2011 (Successor)	$11,152	$1,965	$802	$12,315
Year Ended December 31, 2012 (Successor)	$12,315	$2,978	$738	$14,555
Year Ended December 31, 2013 (Successor)	$14,555	$(757)	$1,181	$12,617

(1)	Uncollectible customer accounts written off, net of recoveries of previously written off customer accounts.

Inventories

	Successor	Successor
	December 31, 2013	December 31, 2012
Raw materials	$72,170	$69,520
Work in process	124,049	96,389
Finished goods	175,968	146,061

	$372,187	$311,970

Property, Plant and Equipment

	Successor	Successor
	December 31, 2013	December 31, 2012
Land and land improvements	$34,723	$34,103
Buildings and improvements	152,281	156,981
Machinery and equipment	300,810	304,329
Construction in progress	6,294	5,843

	494,108	501,256
Accumulated depreciation	(183,965)	(146,044)

	$310,143	$355,212

Depreciation expense was $55.2 million, $69.5 million, $79.2 million and $2.8 million during the years ended December 31, 2013 (Successor) and 2012 (Successor), the period January 15 – December 31, 2011 (Successor) and the period January 1 – January 14, 2011 (Predecessor), respectively. No interest was capitalized during 2013, 2012 or 2011.

Equity Method Investments

The Company utilizes the equity method of accounting for investments in entities where it does not have control but has the ability to exercise significant influence. The only significant equity method investment at December 31, 2013 is a 24.9% ownership in Hydrogenics Corporation (Hydrogenics), a publicly traded company (28.4% ownership at December 31, 2012).

Hydrogenics is a supplier of hydrogen generation and hydrogen-based power modules and fuel cells for various uses. Hydrogenics supplies the Company with fuel cells used in the backup power solutions within our Wireless segment. The carrying value of equity method investments was $3.1 million and $4.5 million at December 31, 2013 and 2012, respectively. Equity method investments are recorded in other noncurrent assets on the Consolidated Balance Sheets.

The Company’s share of earnings and losses of its equity method investments are recorded in other expense, net on the Consolidated Statements of Operations and Comprehensive Income (Loss). The Company’s share of losses were $1.4 million, $3.4 million, $2.5 million and $0.0 for the years ended December 31, 2013 (Successor) and 2012 (Successor), the period January 15 – December 31, 2011 (Successor) and the period January 1 – January 14, 2011 (Predecessor), respectively. For the year ended December 31, 2013 (Successor) and 2012 (Successor), the Company recorded impairment charges of $0.8 million and $2.6 million, respectively, related to one of its equity method investments.

Other Current Accrued Liabilities

	Successor	Successor
	December 31, 2013	December 31, 2012
Compensation and employee benefit liabilities	$124,893	$114,679
Deferred revenue	21,498	37,663
Product warranty accrual	24,838	26,005
Accrued interest	47,366	63,783
Restructuring reserve	18,572	20,481
Other	95,113	81,931

	$332,280	$344,542

Accumulated Other Comprehensive Loss

Changes in accumulated other comprehensive income (loss), net of tax, are as follows:

Successor	Foreign Currency Gain (Loss)	Pension and Other Postretirement Benefit Activity	Total
Balance at December 31, 2012	$(24,224)	$7,578	$(16,646)

Other comprehensive loss before reclassifications	(5,825)	722	(5,103)
Amounts reclassified from accumulated other comprehensive income (loss)	977	(5,504)	(4,527)

Net current period other comprehensive loss	(4,848)	(4,782)	(9,630)

Balance at December 31, 2013	$(29,072)	$2,796	$(26,276)

A foreign currency translation loss was reclassified from accumulated other comprehensive loss to other expense, net in the Consolidated Statement of Operations and Comprehensive Income (Loss) for 2013. Pension and other postretirement benefit amounts reclassified from accumulated other comprehensive loss are included in the computation of net periodic benefit income and are primarily recorded in cost of sales and selling, general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Cash Flow Information

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Cash paid during the period for:
Income taxes, net of refunds	$80,888	$81,138	$39,957	$2,511
Interest	$199,339	$172,109	$108,366	$6,403
Noncash investing and financing activities:
Noncash acquisition consideration	$12,400	$—	$24,200	$—
Noncash consideration received for sale of assets	$11,398	$—	$—	$—
Acquisition of treasury stock resulting from stock option exercises	$279	$2,734	$3,590	$—